Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Summary of property and equipment
Subtotal	$ 182,999	$ 123,947
Less: accumulated depreciation and amortization	(99,477)	(37,264)
Total	83,522	86,683
Office equipment and furniture [Member]
Summary of property and equipment
Subtotal	130,812	77,587
Leasehold improvement [Member]
Summary of property and equipment
Subtotal	$ 52,187	$ 46,360